Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) - SK Broadband Co., Ltd. [member] - Purchase Agreement [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Nov. 13, 2024
Disclosure of subsidiaries [line items]
Percentage of shares owned		24.76%
Cash flows used in obtaining control of subsidiaries or other business classified as investing activities	₩ 1,145,870